As filed with the Securities and Exchange Commission on May 23, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedules of Investments.

Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 99.05%	Value
	Aerospace and Defense - 2.38%
15,990	United Technologies Corp.	$1,868,272
	Air Freight and Logistics - 2.01%
11,915	FedEx Corp.	1,579,452
	Automobiles - 1.77%
89,025	Ford Motor Co.	1,388,790
	Beverages - 1.89%
17,845	PepsiCo, Inc.	1,490,058
	Biotechnology - 3.16%
9,760	Amgen, Inc.	1,203,798
18,075	Gilead Sciences, Inc. (a)	1,280,795
		2,484,593
	Capital Markets - 4.15%
56,320	Morgan Stanley	1,755,495
21,675	State Street Corp.	1,507,496
		3,262,991
	Chemicals - 3.95%
24,615	E.I. du pont de Nemours & Co.	1,651,666
11,135	Praxair, Inc.	1,458,351
		3,110,017
	Commercial Banks - 5.10%
35,520	First Republic Bank	1,917,725
42,015	Wells Fargo & Co.	2,089,826
		4,007,551
	Communications Equipment - 3.99%
62,975	Cisco Systems, Inc.	1,411,270
21,930	QUALCOMM, Inc.	1,729,400
		3,140,670
	Computers and Peripherals - 5.19%
4,518	Apple, Inc.	2,424,991
8,614	International Business Machines Corp.	1,658,109
		4,083,100
	Diversifed Financial Services - 2.42%
31,350	JPMorgan Chase & Co.	1,903,258
	Diversified Telecommunication Services - 1.78%
44,775	tw telecom, Inc. (a)	1,399,667
	Electrical Equipment - 2.13%
22,330	Eaton Corp PLC (b)	1,677,430
	Energy Equipment and Services - 2.37%
28,645	Baker Hughes, Inc.	1,862,498
	Food Products - 3.90%
35,770	Archer-Daniels-Midland Co.	1,552,060
29,285	General Mills, Inc.	1,517,549
		3,069,609
	Health Care Equipment and Supplies - 2.00%
13,445	Becton, Dickinson & Co.	1,574,141
	Health Care Providers and Services - 3.90%
24,507	Express Scripts Holding Co. (a)	1,840,230
12,485	Laboratory Corporation of America Holdings (a)	1,226,152
		3,066,382
	Hotels, Restaurants and Leisure - 1.50%
7,920	Buffalo Wild Wings, Inc. (a)	1,179,288
	Household Durables - 1.77%
64,265	D.R. Horton, Inc.	1,391,337
	Household Products - 3.00%
17,045	Church & Dwight Co., Inc.	1,177,298
11,715	Energizer Holdings, Inc.	1,180,169
		2,357,467
	Industrial Conglomerates - 4.26%
12,475	3M Co.	1,692,359
63,970	General Electric Co.	1,656,183
		3,348,542
	Insurance - 2.04%
34,810	Principal Financial Group, Inc.	1,600,912
	Internet and Catalog Retail - 1.23%
27,905	Blue Nile, Inc. (a)	971,094
	Internet Software & Services - 2.87%
2,025	Google, Inc. - Class A (a)	2,256,883
	Life Sciences Tools and Services - 1.94%
14,050	Waters Corp. (a)	1,523,161
	Machinery - 2.32%
27,060	PACCAR, Inc.	1,824,926
	Media - 3.35%
85,940	Interpublic Group of Cos., Inc.	1,473,011
8,455	Time Warner Cable, Inc.	1,159,857
		2,632,868
	Multi-Utilities - 1.44%
11,690	Sempra Energy	1,131,124
	Oil, Gas and Consumable Fuels - 7.64%
13,554	Chevron Corp.	1,611,706
23,645	Devon Energy Corp.	1,582,560
17,915	Exxon Mobil Corp.	1,749,937
29,955	Marathon Oil Corp.	1,064,002
		6,008,205
	Real Estate Investment Trusts (REITs) - 4.15%
83,970	Redwood Trust, Inc.	1,702,911
66,015	Starwood Property Trust, Inc.	1,557,294
		3,260,205
	Semiconductors and Semiconductor Equipment - 1.51%
119,875	Applied Micro Circuits Corp. (a)	1,186,763
	Software - 5.69%
65,440	Fortinet, Inc. (a)	1,441,643
19,030	Intuit	1,479,202
29,425	MICROS Systems, Inc. (a)	1,557,465
		4,478,310
	Specialty Retail - 2.25%
32,420	Dicks Sporting Goods, Inc.	1,770,456

	TOTAL COMMON STOCKS (Cost $54,811,951)	77,890,020

	SHORT-TERM INVESTMENTS - 1.20%
945,957	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	945,957
	TOTAL SHORT-TERM INVESTMENTS (Cost $945,957)	945,957

	Total Investments in Securities (Cost $55,757,908) - 100.25%	78,835,977
	Liabilities in Excess of Other Assets - (0.25)%	(194,640)
	NET ASSETS - 100.00%	$78,641,337

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Davidson Small/Mid Equity Fund
Schedule of Investments
March 31, 2014 (Unaudited)

Shares	COMMON STOCKS - 94.92%	Value
	Building Products - 2.56%
3,005	Simpson Manufacturing Co., Inc.	$106,167
	Capital Markets - 5.41%
1,965	LPL Financial Holdings, Inc.	103,241
1,640	Waddell & Reed Financial, Inc.	120,737
		223,978
	Chemicals - 3.41%
1,325	Airgas, Inc.	141,126
	Commercial Banks - 5.17%
11,130	CoBiz Financial, Inc.	128,217
665	SVB Finanical Group (a)	85,639
		213,856
	Commerical Services and Supplies - 4.43%
10,405	InnerWorkings, Inc. (a)	79,702
4,315	Ritchie Bros. Auctioneers, Inc. (b)	104,121
		183,823
	Consumer Finance - 6.28%
2,780	First Cash Financial Services, Inc. (a)	140,279
6,120	Green Dot Corp. (a)	119,523
		259,802
	Diversified Consumer Services - 3.01%
1,970	Capella Education Co.	124,405
	Electronic Equipment Instruments and Components - 4.31%
2,765	FLIR Systems, Inc.	99,540
1,110	IPG Photonics Corp. (a)	78,899
		178,439
	Energy Equipment and Services - 3.27%
4,400	Superior Energy Services, Inc.	135,344
	Food, Beverage, and Tobacco - 2.97%
3,450	Calavo Growers, Inc.	122,751
	Health Care Equipment and Supplies - 5.50%
5,270	Masimo Corp. (a)	143,924
1,755	STERIS Corp.	83,801
		227,725
	Health Care Providers and Services - 2.84%
3,405	U.S. Physical Therapy, Inc.	117,711
	Hotels, Restaurants and Leisure - 2.58%
3,680	Multimedia Games Holding Co., Inc. (a)	106,867
	Household Durables - 2.28%
2,300	iRobot Corp. (a)	94,415
	Internet and Catalog Retail - 2.02%
2,400	Blue Nile, Inc. (a)	83,520
	Internet Software and Services - 2.48%
13,750	Dice Holdings, Inc. (a)	102,575
	IT Services - 1.46%
222	Alliance Data Systems Corp. (a)	60,484
	Machinery - 2.57%
2,565	Woodward, Inc.	106,524
	Media - 4.24%
3,359	Imax Corp. (a)(b)	91,802
8,485	ReachLocal, Inc. (a)	83,577
		175,379
	Oil, Gas and Consumable Fuels - 2.95%
1,760	Whiting Petroleum Corp. (a)	122,126
	Real Estate Investment Trusts (REITs) - 7.21%
2,175	Camden Property Trust	146,465
8,030	Terreno Realty Corp.	151,847
		298,312
	Semiconductors and Semiconductor Equipment - 4.40%
1,530	NVE Corp. (a)	87,271
12,025	RF Micro Devices, Inc. (a)	94,757
		182,028
	Software - 8.09%
3,865	Fortinet, Inc. (a)	85,146
2,060	MICROS Systems, Inc. (a)	109,036
7,750	RealPage, Inc. (a)	140,740
		334,922
	Specialty Retail - 3.67%
8,395	Select Comfort Corp. (a)	151,782
	Trading Companies and Distributors - 1.81%
5,700	Houston Wire & Cable Co.	74,841

	TOTAL COMMON STOCKS (Cost $3,409,805)	3,928,902

	EXCHANGE-TRADED FUNDS - 2.00%
710	iShares Russell 2000 ETF	82,601
	TOTAL EXCHANGE-TRADED FUNDS (Cost $81,969)	82,601

	SHORT-TERM INVESTMENTS - 3.67%
151,927	Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	151,927
	TOTAL SHORT-TERM INVESTMENTS (Cost $151,926)	151,927

	Total Investments in Securities (Cost $3,643,700) - 100.59%	4,163,430
	Liabilities in Excess of Other Assets - (0.59)%	(24,294)
	NET ASSETS - 100.00%	$4,139,136

	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer.
	(c) Rate shown is the 7-day annualized yield as of March 31, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Davidson Multi-Cap Equity Fund and the Davidson Small/Mid Equity Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2014:
Davidson Multi-Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,333,834	$-	$-	$9,333,834
Consumer Staples	6,917,134	-	-	6,917,134
Energy	7,870,703	-	-	7,870,703
Financials	14,034,917	-	-	14,034,917
Health Care	8,648,277	-	-	8,648,277
Industrials	10,298,622	-	-	10,298,622
Information Technology	15,145,725	-	-	15,145,725
Materials	3,110,017	-	-	3,110,017
Telecommunication Services	1,399,667	-	-	1,399,667
Utilities	1,131,124	-	-	1,131,124
Total Common Stocks	77,890,020	-	-	77,890,020
Short-Term Investments	945,957	-	-	945,957
Total Investments in Securities	$78,835,977	$-	$-	$78,835,977

Davidson Small/Mid Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$736,368	$-	$-	$736,368
Consumer Staples	122,751	-	-	122,751
Energy	257,470	-	-	257,470
Financials	995,948	-	-	995,948
Health Care	345,436	-	-	345,436
Industrials	471,355	-	-	471,355
Information Technology	858,448	-	-	858,448
Materials	141,126	-	-	141,126
Total Common Stocks	3,928,902	-	-	3,928,902
Short-Term Investments	234,528	-	-	234,528
Total Investments in Securities	$4,163,430	$-	$-	$4,163,430

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2014, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended March 31, 2014.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Davidson Multi-Cap Equity Fund

Cost of investments	$55,786,714

Gross unrealized appreciation	$23,502,737
Gross unrealized depreciation	(453,474)
Net unrealized appreciation	$23,049,263

Davidson Small/Mid Equity Fund

Cost of investments	$3,658,258

Gross unrealized appreciation	$658,784
Gross unrealized depreciation	(153,612)
Net unrealized appreciation	$505,172

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  5/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  5/16/2014

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  5/16/2014

* Print the name and title of each signing officer under his or her signature.